Credit Quality Indicators of Financing Receivables that were Not Impaired (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 64,771,441	[1]	¥ 63,860,881
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	63,448,872
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,549,484
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,136,439
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,230,245
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	108,053	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Manufacturing | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	270,870	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,374,750
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,367,262
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	714,994	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Construction and real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	100,301	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,908,978
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,737,894
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	216,879	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Services | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,935	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,747,661
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,575,281
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	236,556	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Wholesale and retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	76,199	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,857,583
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,104,179
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	87,813	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Transportation and communications | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	305	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,897,448
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	783,833
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,963	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Banks and other financial institutions | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	765	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Government and public institutions | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,081,238
Financing Receivables Not Impaired | Domestic | Normal obligors | Government and public institutions | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	72,811	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,410,665
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	196,124
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,318	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other industries | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,042,711	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	23,414,762
Financing Receivables Not Impaired | Domestic | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,198,623
Financing Receivables Not Impaired | Domestic | Normal obligors | C-D | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	203,805
Financing Receivables Not Impaired | Domestic | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,642,979	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,273,403	[2]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,814,126	[3]
Financing Receivables Not Impaired | Domestic | Normal obligors | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	239,229	[3]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	30,536	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	20,200	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Manufacturing | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	511,115	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	38,993	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Construction and real estate | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	447,221	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Services | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	35,884	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Services | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	268,270	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,703	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	137	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Wholesale and retail | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	441,637	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	14,996	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	39	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Transportation and communications | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	109,605	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Banks and other financial institutions | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	80	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Banks and other financial institutions | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	220,569	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	655	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,507	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other industries | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,513	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	291,902	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Retail | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	111,055	[2],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	115,791	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | Other | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,902	[3],[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,071,301	[4]
Financing Receivables Not Impaired | Domestic | Watch obligors | E1 to E2 Rating | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	59,371	[4]
Financing Receivables Not Impaired | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,307,458
Financing Receivables Not Impaired | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,043,527
Financing Receivables Not Impaired | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,178,840
Financing Receivables Not Impaired | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,137,174
Financing Receivables Not Impaired | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,174,520
Financing Receivables Not Impaired | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,904,658
Financing Receivables Not Impaired | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049
Financing Receivables Not Impaired | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,757,493
Financing Receivables Not Impaired | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,891,765
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	9,899,388
Financing Receivables Not Impaired | Foreign | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,015,595
Financing Receivables Not Impaired | Foreign | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,754,922
Financing Receivables Not Impaired | Foreign | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,717	[2]
Financing Receivables Not Impaired | Foreign | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,157,535	[3]
Financing Receivables Not Impaired | Foreign | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	82	[2],[4]
Financing Receivables Not Impaired | Foreign | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	67,864	[3],[4]
Financing Receivables Not Impaired | Foreign | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	901,673	[4]
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,430,357
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	14,953,545
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,644,696	[2]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,971,661	[3]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	291,984	[2],[4]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	183,655	[3],[4]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,972,974	[4]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,756,380		54,578,367
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,617,139		8,065,169
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,308,324		7,854,069
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,286,744		5,152,670
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,313,766		5,306,409
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,228,202		3,237,678
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,908,065		4,289,460
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,154,049		5,459,188
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,758,540	[5]	3,332,153	[5]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	10,015,061		9,282,514
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,587,531		1,721,861
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 453,066		¥ 292,466

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[3]	Loans held by subsidiaries other than MHBK, MHCB, and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB, and MHTB.
[4]	Special attention obligors are watch obligors with restructured or 90 days or more delinquent debt. Loans to such obligors are not included in the table above, because the MHFG Group considers all such loans impaired.
[5]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.